BNY Mellon Advantage Funds, Inc. (the "Registrant")

-BNY Mellon Technology Growth Fund (the "Fund")

Incorporated herein by reference is the supplement to the Fund's Summary Prospectus and Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 1, 2020 (SEC Accession No. 0000914775-20-000031).